Net Loss Per Share (Narrative) (Details)		12 Months Ended
	Sep. 26, 2022 shares	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares	Dec. 31, 2022 shares shares
Earnings per share [line items]
Number of warrants issued	1,082,223	124,491
Number of share options granted		316,165	346,950	320,775
Unregistered pre funded warrants issued		1,407,583
Diluted Weighted Average Number [Member]
Earnings per share [line items]
Number of warrants issued		2,523,268	2,614,297	2,614,297
Number of share options granted		1,136,249	957,487	764,767
Number of restricted share unit issued		48,937	32,714	42,013
Unregistered pre funded warrants issued				1,407,583